Long-term bank loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 819,296,631	$ 1,071,120,352
Less: current portion of long-term bank loans	(325,219,756)	(482,102,433)
Total long-term bank loans	494,076,875	589,017,919
Real estate properties under development	2,368,747,467	3,010,624,339	$ 3,254,387,749
Real estate properties held for lease	440,300,371	483,108,207	515,868,908
Real estate properties development completed	500,875,235	439,204,753	$ 458,204,518
Property and equipment, net	35,525,933	42,759,911
Restricted cash	220,596,486	83,613,204
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights	333,926,609	418,658,396
Real estate properties held for lease	$ 174,811,201	$ 180,481,463
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
weighted average interest rate	7.24%	6.19%
Long Term Bank Loan [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Real estate properties under development	$ 283,626,547	$ 178,303,075
Land use rights	270,020,262	301,626,788
Real estate properties held for lease	135,459,260	145,121,736
Real estate properties development completed		392,880
Property and equipment, net	9,993,667	9,765,150
Restricted cash	41,877,755	229,666,355
Long Term Bank Loan [Member] | Collateral Pledged [Member] | RMB
Debt Instrument [Line Items]
Long term bank loan	780,824,631
Long Term Bank Loan [Member] | Collateral Pledged [Member] | US Dollar
Debt Instrument [Line Items]
Long term bank loan	$ 38,472,000
Minimum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	100.00%
Maximum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	211.00%
Loan from ICBC [Member]
Debt Instrument [Line Items]
Total	$ 26,371,879	68,656,992
Loan from ICBC [Member] | Loan from ICBC, Due December 26, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total		25,539,089
Maturity date	Dec. 26, 2021
Stated rate	6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total		12,772,610
Maturity date	Dec. 22, 2021
Stated rate	6.175%
Loan from ICBC [Member] | Loan from ICBC, Due December 30, 2021, at 6.60% per annum [Member]
Debt Instrument [Line Items]
Total		11,748,839
Maturity date	Dec. 30, 2021
Stated rate	6.60%
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 9.80% per annum [Member]
Debt Instrument [Line Items]
Total		12,772,610
Maturity date	Dec. 22, 2021
Stated rate	9.80%
Loan from ICBC [Member] | Loan from ICBC, Due July 23, 2022, at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	$ 260,364	5,823,844
Maturity date	Jul. 23, 2022
Stated rate	4.75%
Loan from ICBC [Member] | Loan from ICBC, Due April 13, 2022, at 9.80% per annum [Member]
Debt Instrument [Line Items]
Total	$ 13,068,369
Maturity date	Apr. 13, 2022
Stated rate	9.80%
Loan from ICBC [Member] | Loan from ICBC, Due April 13, 2022, at 9.80% per annum One [Member]
Debt Instrument [Line Items]
Total	$ 6,507,393
Maturity date	Apr. 13, 2022
Stated rate	9.80%
Loan from ICBC [Member] | Loan from ICBC, Due April 13, 2022, at 9.80% per annum Two [Member]
Debt Instrument [Line Items]
Total	$ 6,535,753
Maturity date	Apr. 13, 2022
Stated rate	9.80%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Total	$ 24,609,063	51,433,739
Loan from Bank of China [Member] | Loan from Bank of China, Due October 31, 2021 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total		23,847,109
Maturity date	Oct. 31, 2021
Stated rate	4.75%
Loan from Bank of China [Member] | Loan from Bank of China, Due October 31, 2022 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	$ 7,826,592
Maturity date	Oct. 31, 2022
Stated rate	4.75%
Loan from Bank of China [Member] | Loan From Bank Of China Due March 19, 2022 At 5.225% per Annum [Member]
Debt Instrument [Line Items]
Total	$ 16,782,471	27,586,630
Maturity date	Mar. 19, 2022
Stated rate	5.225%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Total		128,520,000
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due June 4, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		22,500,000
Maturity date	Jun. 04, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due June 6, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		30,000,000
Maturity date	Jun. 06, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 20, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		19,170,000
Maturity date	Aug. 20, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 27, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		9,100,000
Maturity date	Sep. 27, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due October 20, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		2,100,000
Maturity date	Oct. 20, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due October 27, 2021, at 1.10% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total		17,570,000
Maturity date	Oct. 27, 2021
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan From The Bank Of East Asia Due January 14 2022 At 110 Plus 1 Month LIBOR [Member]
Debt Instrument [Line Items]
Total		3,000,000
Maturity date	Jan. 14, 2022
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan From The Bank Of East Asia Due January 05 2022 At 110 Plus 1 Month LIBOR [Member]
Debt Instrument [Line Items]
Total		16,340,000
Maturity date	Jan. 05, 2022
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan From The Bank Of East Asia Due January 5 2022 At 110 Plus 1 Month LIBOR [Member]
Debt Instrument [Line Items]
Total		3,240,000
Maturity date	Jan. 05, 2022
Stated rate	1.10%
Loan from The Bank of East Asia [Member] | Loan From The Bank Of East Asia Due September 30 2022 At 110 Plus 1 Month LIBOR [Member]
Debt Instrument [Line Items]
Total		5,500,000
Maturity date	Sep. 30, 2022
Stated rate	1.10%
Loan from Ping An Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 20,766,347	91,802,174
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd. Due April 22, 2021, at 6.8875% per annum [Member]
Debt Instrument [Line Items]
Total		53,487,410
Maturity date	Apr. 22, 2021
Stated rate	6.8875%
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd Due May 27, 2021, at 7.3625% Per Annum [Member]
Debt Instrument [Line Items]
Total		4,597,772
Maturity date	May 27, 2021
Stated rate	7.3625%
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd.Due March 18, 2022, at 6.5075% per annum [Member]
Debt Instrument [Line Items]
Total	$ 20,766,347	33,716,992
Maturity date	Mar. 18, 2022
Stated rate	6.5075%
Loan from China Construction Bank [Member]
Debt Instrument [Line Items]
Total		59,004,736
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due August 1, 2021, at 4.35% per annum [Member]
Debt Instrument [Line Items]
Total		47,816,825
Maturity date	Aug. 01, 2021
Stated rate	4.35%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due August 1, 2021, at 4.75% per annum, One [Member]
Debt Instrument [Line Items]
Total		11,187,911
Maturity date	Aug. 01, 2021
Stated rate	4.75%
Loan from Bank of Minsheng [Member]
Debt Instrument [Line Items]
Total	$ 321,721,537	268,509,862
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due May 30, 2031, at 8.5% per annum [Member]
Debt Instrument [Line Items]
Total	$ 57,954,421	60,384,067
Maturity date	May 30, 2031
Stated rate	8.50%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due March 16 2023 at 7.6% per annum [Member]
Debt Instrument [Line Items]
Total	$ 204,165,817	208,125,795
Maturity date	Mar. 16, 2023
Stated rate	7.60%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due January 14, 2024 at 6.65% per annum [Member]
Debt Instrument [Line Items]
Total	$ 59,601,299
Maturity date	Jan. 14, 2024
Stated rate	6.65%
Loan from Bank of Hengfeng [Member] | Loan from Bank of Hengfeng, Due August 23, 2023 at 8.25% per annum [Member]
Debt Instrument [Line Items]
Total	$ 93,009,396
Maturity date	Aug. 23, 2023
Stated rate	8.25%
Loan from Bank of Communications Co., Ltd [Member] | Loan from Bank of Communications Co., Ltd, Due March 18, 2022, at 7.600% per annum [Member]
Debt Instrument [Line Items]
Total		18,716,226
Maturity date	Mar. 18, 2022
Stated rate	7.60%
Loan from Bank of Zhengzhou Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 173,941,685	176,860,948
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due September 26, 2021, at 7.000075% per annum [Member]
Debt Instrument [Line Items]
Total		61,916,658
Maturity date	Sep. 26, 2021
Stated rate	7.00008%
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due March 26, 2022, at 7.000075% per annum [Member]
Debt Instrument [Line Items]
Total	$ 56,307,543
Maturity date	Mar. 26, 2022
Stated rate	7.00008%
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due August 11, 2023 at 6.5% per annum [Member]
Debt Instrument [Line Items]
Total	$ 117,634,142
Maturity date	Aug. 11, 2023
Stated rate	6.50%
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due August 30, 2023, at 6.50% per annum [Member]
Debt Instrument [Line Items]
Total		114,944,290
Maturity date	Aug. 30, 2023
Stated rate	6.50%
Loan from Bank of Huaxia Co., Ltd [Member] | Loan from Bank of Huaxia Co., Ltd Due Due May 28, 2023, at 5.08% per annum [Member]
Debt Instrument [Line Items]
Total		18,391,086
Maturity date	May 28, 2023
Stated rate	5.08%
Loan from Bank of Huaxia Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due February 20, 2023, at 10.00% Per Annum [Member]
Debt Instrument [Line Items]
Stated rate	10.00%
Loan from Xiamen International Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 13,645,560	14,099,833
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due February 20, 2023, at 10.00% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 9,410,731	9,195,543
Maturity date	Feb. 20, 2023
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due April 30, 2023, at 6.80% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 4,234,829	4,904,290
Maturity date	Apr. 30, 2023
Stated rate	6.80%
Loan from Bank of Guangzhou Co., Ltd [Member] | Loan from Bank of Guangzhou Co., Ltd Due September 3, 2024, at 7.30% per annum [Member]
Debt Instrument [Line Items]
Total	$ 106,759,164	98,577,756
Maturity date	Sep. 03, 2024
Stated rate	7.30%
Loan from Luso International Banking Ltd [Member]
Debt Instrument [Line Items]
Total	$ 38,472,000	7,654,700
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due January 13, 2022, at 2.82% per annum [Member]
Debt Instrument [Line Items]
Total		2,567,812
Maturity date	Jan. 13, 2022
Stated rate	2.82%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due January 19, 2022, at 2.82% per annum [Member]
Debt Instrument [Line Items]
Total		16,808,448
Maturity date	Jan. 19, 2022
Stated rate	2.82%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due February 26, 2022, at 2.82% per annum [Member]
Debt Instrument [Line Items]
Total		19,320,740
Maturity date	Feb. 26, 2022
Stated rate	2.82%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due January 1, 2022, at 2.90% per annum [Member]
Debt Instrument [Line Items]
Total		1,350,000
Maturity date	Jan. 01, 2022
Stated rate	2.90%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due November 10, 2022, at 2.90% per annum [Member]
Debt Instrument [Line Items]
Total		$ 36,500,000
Maturity date	Nov. 10, 2022
Stated rate	2.90%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due March 12, 2023, at 3.50% per annum [Member]
Debt Instrument [Line Items]
Total	$ 19,236,000
Maturity date	Mar. 12, 2023
Stated rate	3.50%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due March 29, 2023, at 3.50% per annum [Member]
Debt Instrument [Line Items]
Total	$ 1,859,480
Maturity date	Mar. 29, 2023
Stated rate	3.50%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due April 12, 2023, at 3.50% per annum [Member]
Debt Instrument [Line Items]
Total	$ 17,376,520
Maturity date	Apr. 12, 2023
Stated rate	3.50%